UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Green Square Tax Exempt High Income Fund
Schedule of Investments
May 31, 2018 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 94.2%
ARIZONA - 1.2%
Phoenix Industrial Development Authority, Series B
(Obligor: Gourmet Boutique West, LLC) (a)
5.875%, 11/01/2037	$1,000,000	$822,620
CALIFORNIA - 3.0%
California Pollution Control Financing Authority
(Obligor: Calplant I, LLC) (a)
8.000%, 07/01/2039	1,880,000	2,042,695
COLORADO - 8.0%
Colorado International Center Metropolitan District No 14
5.875%, 12/01/2046	1,000,000	1,048,660
Lakes at Centerra Metropolitan District No 2, Series A
5.125%, 12/01/2037	500,000	507,735
5.250%, 12/01/2047	1,500,000	1,521,540
Sheridan Station West Metropolitan District
6.000%, 12/01/2047	1,200,000	1,202,136
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,125,000	1,132,155
		5,412,226
FLORIDA - 12.9%
Capital Trust Agency, Inc.
(Obligor: Voans SW Florida Healthcare, Inc.)
10.000%, 11/01/2020	3,000,000	3,173,280
Capital Trust Agency, Inc., Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group, LLC)
7.000%, 10/01/2049	150,000	149,037
Florida Development Finance Corp., Series A
(Obligor: Tuscan Isle ChampionsGate Obligated Group, LLC)
6.375%, 06/01/2036	150,000	150,231
6.375%, 06/01/2046	520,000	514,972
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group, LLC)
7.125%, 01/01/2052	2,700,000	2,650,833
Lee County Florida Industrial Development Authority, Series A
(Obligor: VOA Lee County Health Care)
5.375%, 12/01/2032	500,000	512,510
5.625%, 12/01/2037	500,000	516,135
5.750%, 12/01/2052	1,000,000	1,030,210
		8,697,208
GEORGIA - 3.2%
Canton Housing Authority, Series A
(Obligor: Provident Group - Canton Cove Properties, LLC)
6.500%, 07/01/2051	2,175,000	2,179,176
ILLINOIS - 6.0%
Illinois Finance Authority
(Obligor: The Admiral at the Lake)
5.500%, 05/15/2054	1,000,000	1,013,360
Illinois Finance Authority, Series A
(Obligor: Park Place of Elmhurst Obligated Group)	427,250	424,742
6.200%, 05/15/2030

Illinois Finance Authority, Series B
(Obligor: 2017 IAVF Windy City Obligated Group, LLC)
5.500%, 12/01/2052	1,350,000	1,355,467
(Obligor: 2018 Blue Island, LLC)
5.800%, 12/01/2053	1,225,000	1,217,687
		4,011,256
INDIANA - 3.5%
Anderson, Indiana Economic Development
(Obligor: Anderson University)
6.000%, 10/01/2042	2,235,000	2,333,742
IOWA - 3.3%
Iowa Finance Authority
(Obligor: Sunrise Manor)
5.750%, 09/01/2043	2,200,000	2,242,812
LOUISIANA - 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority
5.650%, 11/01/2037	450,000	458,109
NEW JERSEY - 4.5%
New Jersey Economic Development Authority, Series C
(Obligor: The Kintock Group of New Jersey, Inc.)
8.000%, 09/01/2019	3,000,000	2,998,020
NEW YORK - 1.4%
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond, Inc.)
5.250%, 09/15/2053	500,000	499,160
Westchester County Industrial Development Agency, Series A
(Obligor: Million Air Two, LLC) (a)
7.000%, 06/01/2046	400,000	416,808
		915,968
OHIO - 4.3%
Lake County Port & Economic Development Authority, Series A
(Obligor: Tapestry Wickliffe, LLC)
6.500%, 12/01/2037	550,000	591,085
6.750%, 12/01/2052	2,100,000	2,267,895
		2,858,980
OREGON - 4.3%
Oregon State Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels, LLC) (a)
6.500%, 04/01/2031	2,800,000	2,893,968
PENNSYLVANIA - 4.5%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Tapestry Moon, LLC)
6.500%, 12/01/2038	450,000	463,446
6.750%, 12/01/2053	2,500,000	2,595,125
		3,058,571
SOUTH CAROLINA - 6.7%
South Carolina Jobs-Economic Development Authority
(Obligor: Repower South Berkeley, LLC) (a)
6.250%, 02/01/2045	2,300,000	2,372,611
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: CR River Park, LLC)
7.750%, 10/01/2057	2,200,000	2,152,260
		4,524,871
TEXAS - 12.5%
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial, LLC)
15.000%, 11/01/2027	3,150,000	3,148,236

Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Buckingham Senior Living Community, Inc.)
5.750%, 11/15/2037	2,275,000	2,259,121
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
10.000%, 03/15/2023	2,600,000	2,599,480
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII, LLC)
6.750%, 12/01/2051	375,000	391,725
		8,398,562
VIRGIN ISLANDS - 3.8%
Virgin Islands Public Finance Authority, Series A
5.000%, 10/01/2029	2,890,000	2,579,325
VIRGINA - 2.6%
Virginia Small Business Financing Authority
(Obligor: Covanta Holding Corp.) (a)
5.000%, 01/01/2048	1,700,000	1,733,439
WASHINGTON - 2.0%
Washington State Housing Finance Commission, Series A
(Obligor: Heron's Key Obligated Group)
7.000%, 07/01/2045	1,150,000	1,234,594
7.000%, 07/01/2050	100,000	106,817
		1,341,411
WISCONSIN - 5.8%
Wisconsin Public Finance Authority, Series A
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,570,615
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group, LLC) (a)
7.125%, 06/01/2041	2,280,000	2,342,016
		3,912,631
Total Municipal Bonds
(Cost $61,372,425)		63,415,590

	Shares
SHORT-TERM INVESTMENT - 2.3%
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Class, 1.05% (b)
Total Short-Term Investment
(Cost $1,583,314)	1,583,314	1,583,314

Total Investments - 96.5%
(Cost $62,955,739)		64,998,904
Other Assets and Liabilities, Net - 3.5%		2,350,720
Total Net Assets - 100.0%		$67,349,624

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2018, the total value of securitites subject to the AMT was $12,624,157 or 18.7% of net assets.
(b)	The rate shown is the annualized seven day effective yield as of May 31, 2018.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of May 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$63,415,590	$-	$63,415,590
Short-Term Investment	1,583,314	-	-	1,583,314
Total Investments	$1,583,314	$63,415,590	$-	$64,998,904

Transfers between Levels are recognized at the end of the reporting period. During the period ended May 31, 2018, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  July 24, 2018

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date  July 24, 2018